Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets fair value	$ 10,305	$ 10,557
Impaired Loans [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets fair value	10,305	10,557
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets fair value	2,340	3,883
Foreclosed Assets Held for Sale [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets fair value	$ 2,340	$ 3,883